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Michael A. Pignatella
Counsel
(860) 723-2239
Fax: (860) 723-2216
michael.pignatella@us.ing.com

August 21, 2007

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ReliaStar Life Insurance Company of New York and its Separate Account NY-B
Comments to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4
Prospectus Title: ING Rollover ChoiceSM -- NY Variable Annuity
File Nos.: 333-139695 and 811-07935

Dear Ms. Sazzman:

On behalf of ReliaStar Life Insurance Company of New York and its Separate Account NY-B, we are
sending this letter to respond to oral comments received from you in connection with the above referenced Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on July 6,
2007. The accompanying copy of the prospectus is marked to show all changes reflecting our responses to your comments, as well as to comments received from you on February 23, 2007 in connection with our Initial Registration Statement filed on December 27, 2006.

Please let me know if our responses to your comments are sufficient, or if you require further response.
Should these responses be sufficient, we intend to file a subsequent Pre-Effective Amendment in order to include any financial statements, exhibits, and other required disclosure not included in the Initial
Registration Statement, at which time we will request acceleration of the effective date. It is our intent to request that this registration statement be declared effective on or about August 29, 2007.

If you have any questions regarding these responses, please call the undersigned at 860-723-2239.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation